Investing Activites (Tables)	12 Months Ended
Dec. 31, 2010
Investing Activities (Tables) [Abstract]
Investing income

	Years Ended December 31,
	2010	2009	2008
	(Millions)
Equity earnings*	$163	$136	$137
Income (loss) from investments*	43	(75)	1
Impairment of cost-based investments	—	(22)	(4)
Interest income and other	3	7	55

Total investing income	$209	$46	$189

*	Items also included in segment profit (loss). (See Note 18.)

Investments

	December 31,
	2010	2009
	(Millions)
Equity method:
Overland Pass Pipeline Company LLC — 50%	$429	$—
Gulfstream — 50%(1)	378	383
Discovery Producer Services LLC — 60%(2)	181	189
Laurel Mountain Midstream, LLC — 51%(2)	170	133
Petrolera Entre Lomas S.A. — 40.8%	81	81
Other	103	98

	1,342	884
Cost method	2	2

	$1,344	$886

(1)	As of December 31, 2010, 24.5 percent interest is held within Williams Partners, with the remaining 25.5 percent held within Other.

(2)	We account for these investments under the equity method due to the significant participatory rights of our partners such that we do not control the investments.

Dividends and distributions

	Years Ended December 31,
	2010	2009	2008
	(Millions)
Gulfstream	$81	$223	$58
Discovery Producer Services LLC	44	32	56
Aux Sable Liquid Products LP	28	15	28

Summarized Financial Position and Results of Operations of Equity Method Investments

	December 31,
	2010	2009
	(Millions)
Current assets	$321	$383
Noncurrent assets	4,421	3,723
Current liabilities	229	266
Noncurrent liabilities	1,409	1,511

	Years Ended December 31,
	2010	2009	2008
	(Millions)
Gross revenue	$1,362	$1,115	$1,246
Operating income	699	516	521
Net income	508	396	405